Unaudited Quarterly Data	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Unaudited Quarterly Data

Note 16—Unaudited quarterly data

The following table sets forth unaudited quarterly consolidated statements of operations data for each of the eight quarters in the period ended December 31, 2016. The Company has prepared the unaudited quarterly consolidated statements of operations data on a basis consistent with the audited annual consolidated financial statements. In the opinion of management, the financial information in this table reflects all adjustments, consisting of normal and recurring adjustments, necessary for the fair statement of this data.

	Quarter Ended
	2016				2015
	December 31,	September 30,	June 30,	March 31,	December 31,	September 30,	June 30,	March 31,
	(in thousands, except per share data)
Revenues	$35,340	$32,196	$29,026	$26,561	$24,474	$21,661	$19,425	$18,047
Gross profit	26,673	24,655	21,963	19,621	18,127	15,718	13,939	13,094
Net loss	$(15,664)	$(6,619)	$(7,541)	$(9,335)	$(7,207)	$(6,735)	$(6,538)	$(4,254)
Net loss per share, basic and diluted	$(0.33)	$(0.16)	$(0.19)	$(0.23)	$(0.18)	$(0.17)	$(0.16)	$(0.11)